June 26, 2009

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

RE: Form N-SAR for Janus Investment Fund

Janus Fund
Janus Twenty Fund
Janus Venture Fund
Janus Enterprise Fund
Janus Worldwide Fund
Janus Growth and Income Fund
Janus Balanced Fund
Janus Flexible Bond Fund
Janus Short-Term Bond Fund
Janus Research Fund
Janus Overseas Fund
Janus Money Market Fund
Janus Government Money Market Fund
Janus High-Yield Fund
Janus Research Core Fund (formerly named Janus Fundamental Equity Fund)
Janus Global Technology Fund
Janus Global Life Sciences Fund
Janus Contrarian Fund
Janus Orion Fund
Janus Global Opportunities Fund
INTECH Risk-Managed Core Fund (formerly named INTECH Risk-Managed Stock Fund) Perkins Mid Cap Value Fund (formerly named Janus Mid Cap Value Fund)
Perkins Small Cap Value Fund (formerly named Janus Small Cap Value Fund) Janus Triton Fund
Janus Global Research Fund
Janus Smart Portfolio - Conservative
Janus Smart Portfolio - Growth
Janus Smart Portfolio - Moderate

(collectively, the "Funds")
1933 Act File No.  2-34393
1940 Act File No.  811-1879


Dear Sir or Madam:

Pursuant to Section 30(b)(1) of the Investment Company Act of 1940, and Rule 30b1-1 thereunder, and Section 13 or 15(d) of the Securities Exchange Act of 1934, the Funds' Semiannual N-SAR Report dated April 30, 2009 is hereby electronically transmitted.

If you  have  any  questions  regarding  this  filing,  please  call me at (303)
394-7624.

Sincerely,

/s/ Jesper Nergaard
Jesper Nergaard
Vice President of Investment Accounting